Income Taxes (Schedule of Provision Computed by Applying Federal Statutory Rate) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Expected federal income tax benefit	$ (7,977)	$ (21,603)	$ (12,447)
State income taxes after credits	(1,575)	(2,375)	(1,283)
Unrealized gain on marketable securities	0	0	0
Changes in warrant value	(8,728)	(456)	(6,503)
Stock compensation	(1,782)	508	3,996
Effect of change in valuation allowance	21,852	24,029	17,275
Income tax credits	(217)	(276)	(42)
Other	(1,330)	538	(996)
Total income tax expense (benefit)	$ 243	$ 365	$ 0